Commitments and Contingencies - Commitments to Purchase Goods or Services and for Future License and Royalty Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Purchase commitments
2026	$ 78,587
2027	42,675
2028	22,500
2029	3,465
2030	1,506
Thereafter	0
Total	148,733
License & royalty commitments
2026	1,933
2027	1,986
2028	1,844
2029	1,852
2030	1,881
Thereafter	9,029
Total	$ 18,525